Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Long-term Debt, Current and Noncurrent [Abstract]
Schedule of Additional Borrowings Disclosures	The aggregate amount of cash payments for interest on borrowings, net of capitalized interest, are as follows:

	2018	2017	2016
Cash payments for interest on borrowings	$223.8	$192.7	$146.4

Schedule of Maturities of Long-term Debt	The aggregate amounts of maturities on long-term debt for the next five years are as follows:

	2019	2020	2021	2022	2023
Maturities on long-term debt	$604.5	$3.5	$2.3	$1,439.0	$0.3

Schedule of Debt
Debt at December 31 consisted of the following:

	2018	2017
Short-term commercial paper borrowings	$498.9	$2,696.8
0.15 to 7.13 percent long-term notes (due 2019-2047)	9,640.8	10,756.7
Other long-term debt	10.1	13.0
Unamortized debt issuance costs	(28.4)	(49.0)
Fair value adjustment on hedged long-term notes	177.2	229.0
Total debt	10,298.6	13,646.5
Less current portion	(1,102.2)	(3,706.5)
Long-term debt	$9,196.4	$9,940.0